DEFERRED INCOME (Tables)	3 Months Ended
Mar. 31, 2024
Schedule Of Deferred Income
SCHEDULE OF DEFERRED INCOME

As at	March 31, 2024	December 31, 2023
Deferred income from customers	$6,287	$12,112
Deferred income from government	101,615	95,562
	$107,902	$107,674
Current portion	$16,439	$12,112
Long-term portion	91,463	95,562
	$107,902	$107,674